NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Loans Payable	$ 243,759	$ 235,949	$ 239,308
Other Loans Payable, Current	243,759	235,949
Loans Payable, Noncurrent
49% of Shareholder of SwissLink 1
Short-Term Debt [Line Items]
Loans Payable	20,299	19,649	19,929
49% of Shareholder of SwissLink 2
Short-Term Debt [Line Items]
Loans Payable	$ 223,460	$ 216,300	$ 219,379